     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 1997.


                                              1933 ACT REGISTRATION NO. 33-34645
                                              1940 ACT REGISTRATION NO. 811-6103
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                               ------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                   [ ]
            Pre-Effective Amendment No.  _                              [ ]
            Post-Effective Amendment No. 9                              [X]
                                        and/or

            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                           [ ]
            Amendment No. 11                                            [X]


                        (Check appropriate box or boxes)

                               ------------------

                              INVESTORS CASH TRUST
               (Exact name of Registrant as Specified in Charter)


   222 South Riverside Plaza, Chicago, Illinois                        60606
      (Address of Principal Executive Office)                       (Zip Code)



       Registrant's Telephone Number, including Area Code: (312) 537-7000



         Philip J. Collora, Vice President and Secretary                  With a copy to:
                      Investors Cash Trust                                Cathy G. O'Kelly
                    222 South Riverside Plaza                             David A. Sturms
                     Chicago, Illinois 60606                     Vedder, Price, Kaufman & Kammholz
             (Name and Address of Agent for Service)                  222 North LaSalle Street
                                                                      Chicago, Illinois 60601



     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended March 31, 1997 was filed on or about May 29, 1997.


     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)


        [X] on August 1, 1997 pursuant to paragraph (b)


        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1)

        [ ] 75 days after filing pursuant to paragraph (a)(2)

        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              INVESTORS CASH TRUST

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                       ITEM NUMBER
                       OF FORM N-1A                                 LOCATION IN PROSPECTUS
 1.      Cover Page..............................    Cover Page
 2.      Synopsis................................    Summary; Summary of Expenses
 3.      Condensed Financial Information.........    Financial Highlights;
                                                     Performance
 4.      General Description of Registrant.......    Capital Structure; Investment Objective, Policies and
                                                     Risk Factors; Investment Restrictions
 5.      Management of the Fund..................    Investment Manager and Shareholder Services
 5A.     Management's Discussion of Fund
         Performance.............................    Inapplicable
 6.      Capital Stock and Other Securities......    Investment Objective, Policies and Risk Factors;
                                                     Dividends and Taxes; Purchase of Shares; Capital
                                                     Structure
 7.      Purchase of Securities Being Offered....    Purchase of Shares; Investment Manager and
                                                     Shareholder Services; Net Asset Value
 8.      Redemption or Repurchase................    Redemption of Shares
 9.      Pending Legal Proceedings...............    Inapplicable

INVESTORS CASH TRUST


222 South Riverside Plaza


Chicago, Illinois 60606


TABLE OF CONTENTS
---------------------------------------------------------


Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           2
------------------------------------------------
Investment Objective, Policies and Risk
  Factors                                      3
------------------------------------------------
Investment Restrictions                        5
------------------------------------------------
Net Asset Value                                5
------------------------------------------------
Purchase of Shares                             6
------------------------------------------------
Redemption of Shares                           7
------------------------------------------------
Dividends and Taxes                            9
------------------------------------------------
Investment Manager and Shareholder Services   10
------------------------------------------------
Performance                                   12
------------------------------------------------
Capital Structure                             12
------------------------------------------------



This Prospectus contains information about the Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


ICT-1 8/96



INVESTORS

CASH
TRUST


PROSPECTUS August 1, 1997



INVESTORS CASH TRUST

  Government Securities Portfolio
  Treasury Portfolio


222 South Riverside Plaza, Chicago, Illinois 60606 1-800-231-8568. The Fund offers a choice of investment portfolios and is designed for investors who seek maximum current income consistent with stability of capital. The Fund currently offers the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio invests exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements of such obligations. The Treasury Portfolio invests exclusively in obligations issued by the U.S. Government and repurchase agreements of such obligations.


The Fund is designed primarily for state and local governments and related agencies, school districts, and other tax-exempt organizations that seek maximum current income consistent with stability of capital to invest the proceeds of tax-exempt bonds and working capital.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

INVESTORS CASH TRUST

222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-231-8568


SUMMARY

INVESTMENT OBJECTIVES. Investors Cash Trust (the "Fund") is an open-end diversified management investment company. The Fund currently offers a choice of two investment portfolios; the Government Securities Portfolio and the Treasury Portfolio ("Portfolios"). Each Portfolio invests in a portfolio of high quality short-term money market instruments consistent with its specific objective. Each Portfolio seeks maximum current income to the extent consistent with stability of capital. The Government Securities Portfolio invests exclusively in U.S. Treasury bills, notes and bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. The Treasury Portfolio invests exclusively in obligations issued by the U.S. Government and repurchase agreements of such obligations. Each Portfolio seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of either Portfolio will be achieved or that either Portfolio will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives, Policies and Risk Factors."


INVESTMENT MANAGER AND SHAREHOLDER SERVICES. Zurich Kemper Investments, Inc. (the "Adviser") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. The Adviser is paid an annual investment management fee, payable monthly, of .15% of the combined average daily net assets of each Portfolio. Zurich Kemper Distributors, Inc. ("ZKDI", the "Underwriter" or the "Administrator"), an affiliate of the Adviser, is the principal underwriter of the Fund and, as such, acts as agent of the Fund in the sale of its shares. ZKDI also serves as Administrator and, as such, provides information and services for existing and potential shareholders. The Administrator receives an administration services fee, payable monthly, at an annual rate of .10% of average daily net assets of each Portfolio. The Administrator normally pays financial services firms that provide administrative services for their customers at an annual rate that ranges between .05% and .10% of average net assets of those Fund accounts that they maintain and service. See "Investment Manager and Shareholder Services."


PURCHASES AND REDEMPTIONS. Shares of each Portfolio are available at net asset value through selected financial services firms. The minimum initial investment for each Portfolio is $1 million. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Fund's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using one of the Fund's expedited redemption procedures. See "Redemption of Shares."

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same Portfolio, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Fund is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholder meetings; but will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES
SHAREHOLDER TRANSACTION EXPENSES(1)................................     None


                                                                                   Government
                                                                                   Securities    Treasury
                         Annual Fund Operating Expenses                            Portfolio     Portfolio
(after fee waiver and expense absorption) (as a percentage of average net assets)  ----------    ---------
Management Fees..................................................................        .07%         .03%
12b-1 Fees.......................................................................       None         None
Other Expenses...................................................................        .18%         .22%
                                                                                        ----         ----
Total Operating Expenses.........................................................        .25%         .25%
                                                                                        ====         ====


EXAMPLE

                                                         PORTFOLIO           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                         ---------           ------     -------     -------     --------
You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return and                           Government Securities       $3          $8         $14         $32
(2) redemption at the end of each time period:     Treasury                    $3          $8         $14         $32

---------------
(1) Investment dealers and other firms may independently charge shareholders additional fees; please see their materials for details.


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Portfolio will bear directly or indirectly. As discussed more fully under "Investment Manager and Shareholder Services," the Adviser has agreed to temporarily waive its management fee and reimburse or pay operating expenses of each Portfolio to the extent that such expenses, as defined, exceed .25% of average daily net assets of the Portfolio. Without such waiver and reimbursement during the fiscal year ended March 31, 1997, "Management Fees" would have been .15% and .15% and "Total Operating Expenses" would have been .32% and .37% for the Government Securities Portfolio and Treasury Portfolio, respectively. See "Investment Manager and Services" in the Statement of Additional Information for more information regarding fees. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS

The tables below show financial information expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's

1997 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.



                                                                                                                  SEPT. 27, 1990
                                                                YEAR ENDED MARCH 31,                                    TO
                                            1997        1996        1995       1994       1993       1992         MARCH 31, 1991
   GOVERNMENT SECURITIES PORTFOLIO          ----        ----        ----       ----       ----       ----         --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $1.00        1.00        1.00       1.00       1.00       1.00             1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .05         .06         .05        .03        .03        .05              .03
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $1.00        1.00        1.00       1.00       1.00       1.00             1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                 5.30%       5.74        4.74       3.00       3.12       5.11             3.62
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER
  EXPENSE ABSORPTION:
Expenses                                       .25%        .25         .25        .25        .38        .40              .40
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.17%       5.57        4.72       2.96       3.13       4.74             6.68
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE
  EXPENSE ABSORPTION:
Expenses                                       .32%        .32         .33        .43        .56        .51             1.12
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.10%       5.50        4.64       2.78       2.95       4.63             5.96
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
  thousands)                              $168,933     230,944     176,024    129,611    129,025    104,959           50,031
---------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  DEC. 17, 1991
                                                                      YEAR ENDED MARCH 31,                             TO
                                                         1997        1996       1995       1994      1993        MARCH 31, 1992
                TREASURY PORTFOLIO                       ----        ----       ----       ----      ----        --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $1.00        1.00       1.00      1.00      1.00             1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                .05         .05        .05       .03       .03              .01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.00        1.00       1.00      1.00      1.00             1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                              5.15%       5.66       4.69      2.96      3.09             1.10
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE
  ABSORPTION:
Expenses                                                    .25%        .25        .25       .23       .37              .40
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      5.03%       5.48       4.76      2.92      2.97             3.76
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE
  ABSORPTION:
Expenses                                                    .37%        .37        .39       .61       .78              .70
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      4.91%       5.36       4.62      2.54      2.56             3.46
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)              $63,347     101,576     65,389    28,683    20,275            4,723
--------------------------------------------------------------------------------------------------------------------------------



NOTE: The Adviser has agreed to temporarily waive its management fee and absorb certain operating expenses of the Portfolios. Ratios have been determined on an annualized basis. Total return is not annualized for periods less than a full year.


INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

The Fund is a money market mutual fund designed primarily for state and local governments and related agencies, school districts, and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital. The Fund seeks to provide liquidity and maximum current income available from short-term U.S. Government securities. The Fund provides investors with professional management of short-term investment dollars. The Fund is a series investment company that provides investors with a choice of separate investment portfolios ("Portfolios"). It currently offers two Portfolios: the Government Securities Portfolio and the Treasury Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and increases yields. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates. Because of their short maturities, liquidity and high quality, short-term U.S. Government securities, such as those in which the Portfolios invest, are generally considered to be the safest available. The Government guarantee of the securities owned by the Portfolios, however, does not guarantee the net asset value of the Portfolios' shares. There can be no assurance that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank; and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association and Farm Credit System. Also, as to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Fund's Board of Trustees; however, the Fund will provide written notice to shareholders at least sixty
(60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.

TREASURY PORTFOLIO. The Treasury Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government and related repurchase agreements. All securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the Fund's portfolio is backed by the full faith and credit of the U.S. Government. See "The Fund" for information regarding repurchase agreements.

THE FUND. Repurchase agreements are instruments under which a Portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the U.S. Government security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Currently, a Portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved pursuant to procedures adopted by the Board of Trustees of the Fund. A Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of a Portfolio's net assets valued at the time of the transaction would be invested in such securities.

A Portfolio may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

INVESTMENT RESTRICTIONS

The Fund has adopted for the Government Securities Portfolio and Treasury Portfolio certain investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or
(b) more than 50% of the Portfolio's outstanding shares.

Each Portfolio may not:

(1) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(2) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding. (The Fund has no present intention of borrowing during the coming year.)

(3) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(4) Issue senior securities as defined in the Investment Company Act of 1940.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof.

(7) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in U.S. Government securities in accordance with its investment objective and policies.

(8) Invest in commodities or commodity futures contracts.

The Government Securities Portfolio may not:

(1) Purchase any securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements of such obligations.

The Treasury Portfolio may not:

(1) Purchase any securities other than obligations issued by the U.S. Government and repurchase agreements of such obligations.

NET ASSET VALUE

Portfolio shares are sold at their net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." The net asset value of each Portfolio's shares is calculated by dividing the total assets of the Portfolio less its liabilities by the total number of shares outstanding. The net asset value per share of each Portfolio is determined on each day the New York Stock Exchange ("Exchange") is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time, and on each other day on which there is a sufficient degree of trading in each Portfolio's investments that its net asset value might be affected, except that the net asset value will not be computed on a day on which no orders to purchase shares were received and no shares were tendered for redemption. Each Portfolio seeks to maintain a net asset value of $1.00 per share.

Each Portfolio values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Calculations are made to compare the value of each Portfolio's investments valued at amortized cost with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market-based values and each Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, each Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

PURCHASE OF SHARES

Shares of each Portfolio are sold at net asset value with no sales charge through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. The minimum initial investment for each Portfolio is $1 million but such minimum amount may be changed at any time in management's discretion. Subsequent investments may be made in any amount. Firms offering Fund shares may set higher minimums for accounts they service and may change such minimums at their discretion.


The Fund seeks to have its Portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 1:00 p.m. Chicago time net asset value determination, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Chicago time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.



If payment is wired in Federal Funds, the payment should be directed to United Missouri Bank of Kansas City, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate Fund bank account (ICT-Treasury Portfolio, Fund 43:98-7036-760-2; ICT-Government Securities Fund 44:98-0120-0321-1).


CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund's Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

OTHER INFORMATION. The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders without prior notice. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund. A $10 service fee will be charged when a check for purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.


Shareholders should direct their inquiries to the firm from which they received this prospectus or to Zurich Kemper Service Company, the Fund's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.


REDEMPTION OF SHARES

GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 3:00 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge amounts to their clients for such services.


REGULAR REDEMPTIONS. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Zurich Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.



TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors) provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.


EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or to contact the firm through which shares of the Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Fund.


Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.



The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.


EXCHANGE PRIVILEGE. Information about an exchange privilege with other mutual funds managed by the Fund's Adviser is contained in the Statement of Additional Information; and further information may be obtained without charge from the Adviser.

DIVIDENDS AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends:

1. RECEIVE DIVIDENDS IN CASH. Checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). Dividends will be received in cash unless the shareholder elects to have them reinvested.

2. REINVEST DIVIDENDS at net asset value into additional shares of the same Portfolio if so requested. Dividends are reinvested on the 1st day of each month if a business day, otherwise on the next business day.

The Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from a Portfolio do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

The Code restricts the ability to invest tax-exempt bond proceeds at yields materially higher than the yield on the issue. Tax advisers should be consulted before investing tax-exempt bond proceeds in a Portfolio.

Portfolio dividends that are derived from interest on direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirements.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. (the "Adviser"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. The Adviser is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-nine years. The Adviser and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, Zurich Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $80 billion under management including $10 billion in money market fund assets. The Adviser and its affiliates act as investment adviser for 32 open-end and seven closed-end investment companies, with 90 separate investment portfolios representing more than 2.5 million shareholder accounts. The Adviser is an indirect subsidiary of Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management.



Zurich Insurance Company ("Zurich") has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and Zurich Kemper Investments, Inc. ("ZKI") will be operated either as a subsidiary of SKI or as part of SKI. Consummation of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Funds' investment management agreements with ZKI and, where applicable, Rule 12b-1 agreements under the Investment Company Act of 1940, it is anticipated that ZKI would seek approval of new agreements by the Funds' boards and shareholders. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.



Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by the Adviser. The investment management agreement provides that the Adviser shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. For the services and facilities furnished to the Government Securities and Treasury Portfolios, the Fund pays an annual investment management fee, payable monthly, of .15% of the combined average daily net assets of the Portfolios. The Adviser has agreed to temporarily waive its management fee and absorb or pay each Portfolio's operating expenses to the extent that they exceed .25% of average daily net assets of the Portfolio on an annual basis. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Fund, the Adviser may terminate this waiver or expense absorption with respect to a Portfolio at any time.



UNDERWRITER. Pursuant to an underwriting agreement, Zurich Kemper Distributors, Inc. (the "Underwriter" or the "Administrator"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, serves as the principal underwriter of the Fund's shares. The Underwriter receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms.


ADMINISTRATOR. Pursuant to an administrative services agreement ("administrative agreement"), the Administrator provides information and administrative services for shareholders. The administrative agreement provides that the Administrator shall appoint various financial services firms ("firms"), such as broker-dealers and banks, to provide administrative services for their customers or clients who are shareholders of the Fund. The firms are to provide such office space and equipment, telephone facilities and personnel as is necessary or appropriate for providing information and services to Fund shareholders. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. The Fund has agreed to pay the Administrator an annual administrative services fee under the administrative agreement, payable monthly, of .10% of average daily net assets of each Portfolio. The Administrator may elect to keep a portion of the total administrative fee to compensate itself for administrative functions performed for the Fund. However, as reflected above, the Adviser has agreed to temporarily waive its management fee and reimburse or pay certain operating expenses of each Portfolio. The Administrator normally pays firms a monthly service fee at an annual rate that ranges between .05% and .10% of average net assets of those Fund accounts that they maintain and service. In addition, the Administrator may, from time to time, from its own resources pay certain firms additional amounts for such services including, without limitation, fixed dollar amounts and amounts based upon a percentage of net assets or increased net assets in those Fund accounts that said firms maintain and service.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of the Adviser, serves as Shareholder Service Agent of the Fund.


PERFORMANCE

From time to time, the Fund may advertise several types of performance information for a Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


The performance of a Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. A Portfolio's performance and its relative size may be compared to other money market mutual funds as reported by IBC/Financial Data, Inc. or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Portfolio's performance to that of various bank products as reported by BANK RATE MONITORTM, a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Portfolio also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare the Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.


Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Portfolio's yield will fluctuate. Shares of the Fund are not insured. Additional information concerning a Portfolio's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

The Fund is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Fund's shares are not currently divided into classes. While only shares of the "Government Securities Portfolio" and "Treasury Portfolio" are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the Investment Company Act of 1940, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

                                        Investors Cash
                                        Trust
                                        Prospectus
                                        August 1, 1997

ICT Pro 8/97               (LOGO)printed on recycled paper

                              INVESTORS CASH TRUST

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Inapplicable
14.  Management of the Fund...................    Investment Manager and Shareholder Services; Officers
                                                  and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Manager and Shareholder Services; Officers
                                                  and Trustees
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions
18.  Capital Stock and Other Securities.......    Dividends and Net Asset Value;
                                                  Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares
20.  Tax Status...............................    Inapplicable
21.  Underwriters.............................    Investment Manager and Shareholder Services
22.  Calculations of Performance Data.........    Performance
23.  Financial Statements.....................    Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 1, 1997

                              INVESTORS CASH TRUST
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-231-8568

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Investors Cash Trust (the "Fund") dated August 1, 1997. The prospectus may be obtained without charge from the Fund.

                               ------------------

                               TABLE OF CONTENTS

[CAPTION]

                                                                Page
                                                                ----
Investment Manager and Shareholder Services.................     B-1

Portfolio Transactions......................................     B-3

Purchase and Redemption of Shares...........................     B-3

Dividends and Net Asset Value...............................     B-4

Performance.................................................     B-5

Officers and Trustees.......................................     B-7

Special Features............................................     B-9

Shareholder Rights..........................................    B-10



The financial statements appearing in the Fund's 1997 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.



ICT 33 8/96

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. (the "Adviser") is the Fund's investment manager. The Adviser is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, a leading internationally recognized company provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. Pursuant to an investment management agreement, the Adviser acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated between the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and (b) by the shareholders of each Portfolio or the Board of Trustees. If continuation is not approved for a Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and the Adviser may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Additional Portfolios may be subject to a different agreement.


For services and facilities furnished, the Fund pays an annual investment management fee, payable monthly of .15% of average daily net assets of the Government Securities and Treasury Portfolios. The Adviser has agreed to reimburse the Fund to the extent required by applicable state expense limitations should all operating expenses of the Fund, including the investment management fee of the Adviser but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect. The investment management fee is computed based on average daily net assets of all Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Fund incurred investment management fees for the Government Securities Portfolio of $320,000, $317,000 and $207,000 for the fiscal years ended March 31, 1997,
1996 and 1995, respectively. The Fund incurred investment management fees of $122,000, $120,000 and $57,000 for the Treasury Portfolio for the fiscal years ended March 31, 1997, 1996 and 1995, respectively. The Adviser has agreed to temporarily waive its management fee and absorb or pay Portfolio operating expenses to the extent that they exceed .25% of average daily net assets of a Portfolio on an annual basis. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Fund, the Adviser may terminate these arrangements with respect to a Portfolio at any time. During the fiscal years ended March 31, 1997, 1996 and 1995, the Adviser waived or absorbed $150,000, $154,000 and $117,000, respectively, of the Government Securities Portfolio's operating expenses. During the fiscal years ended March 31, 1997, 1996 and 1995 the Adviser waived or absorbed $98,000, $100,000 and $53,000, respectively, of the Treasury Portfolio's operating expenses.



Certain trustees or officers of the Fund are also directors or officers of the Adviser and its affiliates as indicated under "Officers and Trustees."



UNDERWRITER. Pursuant to an underwriting agreement, Zurich Kemper Distributors, Inc. (the "Underwriter" or the "Administrator"), an affiliate of the Adviser, serves as the principal underwriter of the continuous offering of the Fund's shares. The Underwriter receives no compensation from the Fund as principal underwriter and pays all expenses of distribution of the Fund's shares under the underwriting agreement not otherwise paid by dealers or other financial services firms.



ADMINISTRATOR. Pursuant to an administrative services agreement ("administrative agreement"), the Administrator also serves as administrator to the Fund to provide information and services for shareholders. The administrative agreement provides that the Administrator shall appoint various firms to provide administrative services for their customers or clients who are shareholders of the Fund. The firms are to provide such office space and equipment, telephone facilities and personnel as are necessary or appropriate for providing information and services to Fund shareholders. For its services, the Fund pays the Administrator an annual administrative services fee, payable monthly, of
 .10% of average daily net assets of each Portfolio.



The Administrator has related services agreements with various firms to provide administrative services for Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. The Administrator also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in the Fund. The Administrator also may provide some of the above services for the Fund. The Administrator normally pays the firms a monthly service fee at an annual rate that ranges between .05% and .10% of average net assets of those Fund accounts that they maintain and service. The Administrator may elect to keep a portion of the total administration fee to compensate itself for functions performed for the Fund. During the fiscal years ended March 31, 1997, 1996 and 1995, the Government Securities Portfolio incurred administrative services fees of $213,000, $211,000 and $138,000, respectively, and the Administrator (or the Adviser as predecessor to the Administrator) paid $106,000, $105,000 and $69,000, respectively, as service fees to firms, including $0, $38,000 and $57,000, respectively, paid to firms then affiliated with the Administrator and the Treasury Portfolio incurred administrative services fees of $81,000, $80,000 and $38,000, respectively, and the Administrator (or the Adviser as predecessor to the Administrator) paid $41,000, $40,000 and $19,000, respectively, as service fees to firms, including $0, $9,000 and $11,000, respectively, paid to firms then affiliated with the Administrator.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the transfer agent of the Fund. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company, an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to the Shareholder Service Agent annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 1997, IFTC remitted shareholder service fees in the amount of $13,000 to the Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois, 60601, serves as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS


Portfolio transactions are undertaken principally to pursue each Portfolio's investment objective in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. These transactions may increase or decrease the yield of a Portfolio depending upon management's ability to correctly time and execute such transactions. Since a Portfolio's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Portfolio's turnover rate for reporting purposes will be zero.



The Adviser and its affiliates furnish investment management services for the Kemper Funds and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for a Portfolio and for one or more of the other clients managed by the Adviser or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.



The Adviser, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the Fund's policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients including clients of ZKI and its affiliates. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Portfolios for such purchases. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


PURCHASE AND REDEMPTION OF SHARES

Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1 million but such minimum amount may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Adviser and its affiliates. An investor wishing to open an account should use the Account Application available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or
(c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

DIVIDENDS AND NET ASSET VALUE

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive cash dividends unless they elect to receive dividends in additional shares. For cash dividends, checks will be mailed within five business days after the reinvestment date described below. For dividends paid in additional shares, dividends will be reinvested monthly in shares of the same Portfolio normally on the first day of each month, if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of the Fund are accrued each day. Since each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends are paid in cash monthly and shareholders will receive monthly confirmation of dividends and of purchase and redemption transactions.

NET ASSET VALUE. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Portfolio may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. The Adviser temporarily has agreed to absorb certain operating expenses of each Portfolio to the extent specified in the prospectus. See "Investment Manager and Services" in the prospectus. Without this expense absorption, the performance results noted herein for the Government Securities and Treasury Portfolios would have been lower.


Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended March 31, 1997, the Government Securities Portfolio's seven-day yield was 5.44% and the Treasury Portfolio's seven-day yield was 5.12%.



Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended March 31, 1997, the Government Securities Portfolio's seven-day effective yield was 5.59% and the Treasury Portfolio's seven-day effective yield was 5.26%.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), the performance of a Portfolio may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends.

IBC Financial Data, Inc. and Lipper reported the following results for the Portfolios.

        IBC FINANCIAL DATA, INC.           LIPPER ANALYTICAL SERVICES, INC.

                                           These results are not annualized.

                                                     IBC
                                                  Financial
                                                 Data, Inc.                                         Lipper
                                                    Money                                        Institutional
                                                    Fund                                        U.S. Government
                                                Averages(TM)                                         Money
                       Government                Government                        Government       Market
                       Securities   Treasury    Institutional                      Securities        Funds        Treasury
       Period          Portfolio    Portfolio       Only              Period       Portfolio        Average       Portfolio
       ------          ----------   ---------   -------------         ------       ----------   ---------------   ---------
7 days ended                                                     1 month ended
3/25/97..............     5.31%       5.12%           5.09%      3/31/97.........      .44%           .42%           .43%
1 month ended                                                    3 months ended
3/31/97..............     5.22        5.07            4.99       3/31/97.........     1.29           1.23           1.25


                          Lipper
                       Institutional
                       U.S. Treasury
                           Money
                          Market
                           Funds
       Period             Average
       ------          -------------
7 days ended
3/25/97..............       .41%
1 month ended
3/31/97..............      1.21


BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408, a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reported the following results for the BANK RATE MONITOR National Index(TM), which is compared to the seven day annualized yield of the Portfolios:


                                                           BANK RATE MONITOR
                                                           National Index(TM)
                                                        Interest Bearing
                                   Money Market             Checking          Government
                                 Deposit Accounts           Accounts          Securities      Treasury
           Date                    (stated rate)         (stated rate)        Portfolio       Portfolio
           ----                  ----------------       ----------------      ----------      ---------
March 26, 1997.............            2.63%                 1.35%              5.21%           5.03%


The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent an alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of each Portfolio fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value next determined (normally $1.00 per share) after a request is received, without charge.

Investors also may want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and Underwriter, are as follows (the number following each person's title is the number of investment companies managed by the Adviser ("Kemper Managed Funds") for which he or she holds similar positions):


DAVID W. BELIN (6/20/28), Trustee (26), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick Zumbach Flynn P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (26), 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee (26), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DOMINIQUE P. MORAX (10/2/48), Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; Chief Executive Officer and Chief Investment Officer, ZIML; Director, the Adviser.



SHIRLEY D. PETERSON (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, the Adviser; Director, the Underwriter, Dreman Value Advisors, Inc. and LTV Corporation.



CHARLES R. MANZONI, JR. (1/23/47), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of the Adviser; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).



PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, the Adviser.



JEROME L. DUFFY (6/29/36), Treasurer* (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, the Adviser.



JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of the Adviser; Director, the Adviser, Dreman Value Advisors, Inc. and the Underwriter.

ROBERT C. PECK, JR. (10/1/46), Vice President (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer, ZKI.



FRANK J. RACHWALSKI, JR. (3/26/45), Vice President* (9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, the Adviser.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President and Director of State Registrations, the Adviser and the Underwriter.


* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended March 31, 1997 and the total compensation that Kemper Managed Funds paid to each trustee during the calendar year 1996.



                                                                                   TOTAL
                                                           AGGREGATE           COMPENSATION
                                                          COMPENSATION     KEMPER MANAGED FUNDS
                   NAME OF TRUSTEE                         FROM FUND        PAID TO TRUSTEES(2)
                   ---------------                        ------------     --------------------
David W. Belin(1).....................................       $3,000              $143,400
Lewis A. Burnham......................................        2,500                88,800
Donald L. Dunaway(1)..................................        3,000               141,200
Robert B. Hoffman.....................................        2,500                92,100
Donald R. Jones.......................................        2,600                92,100
Shirley D. Peterson...................................        2,500                89,800
William P. Sommers....................................        2,400                87,500


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $10,800 for Mr. Belin and $11,100 for Mr. Dunaway from Investors Cash Trust.



(2) Includes compensation for service on the Boards of 26 Kemper funds with 40 fund portfolios. Each trustee currently serves as trustee of 26 Kemper Funds with 46 fund portfolios.

On July 7, 1997, the trustees and officers as a group owned less than 1% of the outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of the Treasury Portfolio and Government Securities Portfolio except the entities indicated in the chart below.



                                                                   %
                      NAME AND ADDRESS                           OWNED                 PORTFOLIO
                      ----------------                           -----                 ---------
Upper Gwynedd Township......................................     10.20           Treasury
2225 Kriebel Road
Lansdale, PA 19446
First of America -- Michigan................................     12.02           Treasury
P.O. Box 4042
Kalamazoo, MI 49003
Walker County...............................................      6.64           Treasury
1100 University Ave.
Huntsville, TX 77340
Wharton County..............................................     15.78           Treasury
P.O. Box 606
Wharton, TX 77488
Angelina County.............................................     16.92           Treasury
P.O. Box 908
Lufkin, TX 75902
Erath County................................................      7.83           Treasury
100 Graham
Stephenville, TX 76401
Montgomery County...........................................      6.85           Government Securities
P.O. Box 1307
Conroe, TX 77305
Pecos County................................................      8.14           Government Securities
103 W. Callaghan
Fort Stockton, TX 79735
Comal County................................................      5.49           Government Securities
150 N. Seguin Street
New Braunfels, TX 78130
Asset Preservation, Inc.....................................      7.26           Government Securities
8700 Auburn-Folsom Road
Granite Bay, CA 95746



SPECIAL FEATURES


EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper

Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Fund in excess of $1,000,000 (except Zurich Yieldwise Money Fund, and Kemper Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders, who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.


    Investors Cash Trust
    ----------------------------------------------------------------------------
    Portfolio of Investments
    March 31, 1997
    (Value in thousands)
    ============================================================================
    Government Securities Portfolio
                                                                       Value
    U.S. Treasury Securities
    ----------------------------------------------------------------------------
    U.S. Treasury Bills
      5.31%, 4/17/97                                                   $17,958
    ----------------------------------------------------------------------------
    U.S. Treasury Notes
      5.74%, 4/30/97                                                       500
    ----------------------------------------------------------------------------
    TOTAL U.S. TREASURY SECURITIES - 10.9%
    (average maturity: 16 days)                                         18,458
    ----------------------------------------------------------------------------

    Short-Term Notes
    ----------------------------------------------------------------------------
(a) Federal Farm Credit Banks
      5.25%, 4/17/97                                                     4,997
    ----------------------------------------------------------------------------
    Federal Home Loan Bank
(a)   5.35% - 5.51%, 4/24/97 - 5/2/97                                    4,100
      6.02% - 6.05%, 6/2/97 - 9/18/97                                    1,600
    ----------------------------------------------------------------------------
(a) Federal Home Loan Mortgage Corporation
      5.90%, 4/1/97                                                      1,604
    ----------------------------------------------------------------------------
    Federal National Mortgage Association
(a)   5.28% - 5.55%, 4/1/97 - 4/3/97                                    11,544
      5.76%, 7/25/97                                                     6,559
    ----------------------------------------------------------------------------
    Total Short-Term Notes - 18.0%
    (average maturity: 39 days)                                         30,404
    ----------------------------------------------------------------------------

(b) Repurchase Agreements
    (Dated 2/97 - 3/97, collateralized by Federal Home Loan Mortgage
    Corporation, Federal National Mortgage Association and
    U.S. Treasury securities)
    ----------------------------------------------------------------------------
    Bear, Stearns & Co. Inc.
      5.40% - 5.42%, 4/2/97 - 4/9/97                                     7,000
    ----------------------------------------------------------------------------
    CS First Boston Inc.
      5.34%, 4/2/97                                                      7,700
    ----------------------------------------------------------------------------
    Chase Chemical Securities, Inc.
      5.30% - 5.53%, 4/9/97 - 4/25/97                                    7,500
    ----------------------------------------------------------------------------
    Donaldson, Lufkin & Jenrette Securities Corporation
      5.40% - 5.55%, 4/23/97 - 4/28/97                                   7,500
    ----------------------------------------------------------------------------




                                     (3)


Investors Cash Trust
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1997
(Value in thousands)
================================================================================
GOVERNMENT SECURITIES PORTFOLIO

                                                                       VALUE

Dresdner Security (USA) Inc.
   5.45%, 4/2/97                                                     $  7,700
-----------------------------------------------------------------------------
Goldman, Sachs & Co.
   5.47%, 4/25/97                                                       7,700
-----------------------------------------------------------------------------
Lehman Government Securities Inc.
   5.36% - 5.51%, 4/23/97 - 5/21/97                                     7,500
-----------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
   5.28% - 6.50%, 4/1/97 - 4/16/97                                     15,500
-----------------------------------------------------------------------------
J. P. Morgan Securities Inc.
   5.21% - 6.10%, 4/1/97 - 4/2/97                                      15,500
-----------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated
   5.31% - 5.67%, 4/2/97 - 4/23/97                                     15,600
-----------------------------------------------------------------------------
Nomura Securities International, Inc.
   5.41%, 4/16/97                                                       8,800
-----------------------------------------------------------------------------
UBS Securities, Inc.
   5.27%, 4/14/97                                                       7,500
-----------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS - 68.4%
(average maturity: 11 days)                                           115,500
-----------------------------------------------------------------------------

Total Investments - 97.3%
(average maturity: 16 days)                                           164,362
-----------------------------------------------------------------------------

Cash and Other Assets, less Liabilities - 2.7%                          4,571
-----------------------------------------------------------------------------
Net Assets - 100%                                                    $168,933
=============================================================================


See accompanying Notes to Portfolios of Investments.



                                     (4)


    Investors Cash Trust
    --------------------------------------------------------------------------
    PORTFOLIO OF INVESTMENTS
    March 31, 1997
    (Value in thousands)
    ==========================================================================
    TREASURY PORTFOLIO
                                                                       Value
    U.S. TREASURY SECURITIES
    --------------------------------------------------------------------------
    U.S. Treasury Bills
      5.29%, 4/17/97                                                  $15,963
    --------------------------------------------------------------------------
    U.S. Treasury Notes
      5.75%, 4/30/97                                                      500
    --------------------------------------------------------------------------
    TOTAL U.S. TREASURY SECURITIES - 26.0%
    (average maturity: 16 days)                                        16,463
    --------------------------------------------------------------------------
(b) Repurchase Agreements
    (Dated 2/97 - 3/97, collateralized by U.S. Treasury securities)
    --------------------------------------------------------------------------
    Bear, Stearns & Co. Inc.
      5.40%, 4/2/97                                                     3,000
    --------------------------------------------------------------------------
    CS First Boston Inc.
      5.15% - 6.30%, 4/1/97 - 4/16/97                                   6,300
    --------------------------------------------------------------------------
    Chase Chemical Securities, Inc.
      5.20%, 4/2/97                                                     3,000
    --------------------------------------------------------------------------
    Donaldson, Lufkin & Jenrette Securities Corporation
      5.20%, 4/9/97                                                     3,000
    --------------------------------------------------------------------------
    Dresdner Security (USA) Inc.
      5.23% - 6.32%, 4/1/97 - 4/16/97                                   6,300
    --------------------------------------------------------------------------
    Goldman, Sachs & Co.
      5.20%, 4/16/97                                                    3,000
    --------------------------------------------------------------------------
    Lehman Government Securities Inc.
      5.33% - 5.43%, 4/23/97 - 5/21/97                                  3,200
    --------------------------------------------------------------------------
    Merrill Lynch Government Securities, Inc.
    (held at The Chase Manhattan Bank)
      5.20% - 5.40%, 4/16/97 - 4/24/97                                  3,200
    --------------------------------------------------------------------------
    J. P. Morgan Securities Inc.
      5.22%, 4/16/97                                                    3,200
    --------------------------------------------------------------------------
    Morgan Stanley & Co. Incorporated
      5.20% - 5.23%, 4/2/97 - 4/9/97                                    6,400
    --------------------------------------------------------------------------
    Nomura Securities International, Inc.
      5.25%, 4/2/97                                                     3,000
    --------------------------------------------------------------------------
    UBS Securities, Inc.
      5.20%, 4/9/97                                                     3,300
    --------------------------------------------------------------------------
    Total Repurchase Agreements - 74.0%
    (average maturity: 10 days)                                        46,900
    --------------------------------------------------------------------------
    Total Investments - 100.0%
    (average maturity: 11 days)                                        63,363
    --------------------------------------------------------------------------
    Liabilities, less Cash and Other Assets                               (16)
    --------------------------------------------------------------------------
    Net Assets - 100%                                                 $63,347
    ==========================================================================


    See accompanying Notes to Portfolios of Investments.



                                     (5)

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.


















                                     (6)

Investors Cash Trust

Report of Independent Auditors





The Board of Trustees and Shareholders
Investors Cash Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Government Securities and the Treasury Portfolios, comprising Investors Cash Trust, as of March 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1997, by correspon- dence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Investors Cash Trust at March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1993, in conformity with generally accepted accounting principles.





                                                              ERNST & YOUNG  LLP


                                      Chicago, Illinois
                                      May  16, 1997



                                      (7)

Investors Cash Trust
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997
(in thousands)
================================================================================

                                  GOVERNMENT
                                  SECURITIES          TREASURY
ASSETS                            PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities           $ 48,862            16,463
--------------------------------------------------------------------------------
  Repurchase agreements            115,500            46,900
--------------------------------------------------------------------------------
Cash                                 5,212                98
--------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                       4                 -
--------------------------------------------------------------------------------
  Interest                             581               174
--------------------------------------------------------------------------------
    Total assets                   170,159            63,635
--------------------------------------------------------------------------------


LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------
Payable for:
  Dividends                            663               260
--------------------------------------------------------------------------------
  Fund shares redeemed                 515                 -
--------------------------------------------------------------------------------
  Management fee                         7                 -
--------------------------------------------------------------------------------
  Administrative services fee           14                 5
--------------------------------------------------------------------------------
  Trustees' fees and other              27                23
--------------------------------------------------------------------------------
     Total liabilities               1,226               288
--------------------------------------------------------------------------------

Net assets applicable to shares
outstanding                       $168,933            63,347
================================================================================

THE PRICING OF SHARES
--------------------------------------------------------------------------------
Shares outstanding                 168,933            63,347
--------------------------------------------------------------------------------

Net asset value and
redemption price per share        $   1.00              1.00
================================================================================



See accompanying Notes to Financial Statements.








                                     (8)

Investors Cash Trust
-------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year ended March 31, 1997
(in thousands)
===================================================================


-------------------------------------------------------------------
                                    GOVERNMENT
                                    SECURITIES        TREASURY
                                     PORTFOLIO       PORTFOLIO
                                    -----------      -----------
Interest income                         $11,558           4,298
----------------------------------------------------------------
Expenses:
  Management fee                            320             122
----------------------------------------------------------------
  Administrative services fee               213              81
----------------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                  36              12
----------------------------------------------------------------
  Registration costs                         67              59
----------------------------------------------------------------
  Professional fees                          25              12
----------------------------------------------------------------
  Reports to shareholders                     4               2
----------------------------------------------------------------
  Trustees' fees and other                   18              13
----------------------------------------------------------------
     Total expenses before
     expense waiver                         683             301
----------------------------------------------------------------
  Less expenses waived by
  the investment manager                   (150)            (98)
----------------------------------------------------------------
     Total expenses absorbed
     by the Portfolio                       533             203
----------------------------------------------------------------
Net investment income                   $11,025           4,095
================================================================



See accompanying Notes to Financial Statements.


                                      (9)

Investors Cash Trust
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Years ended March 31, 1997 and 1996
(in thousands)
================================================================================


                                                                GOVERNMENT SECURITIES          TREASURY
                                                                    PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                     1997       1996       1997       1996
-----------------------------------------------------------------------------------------------------------
Operations:
     Net investment income                                     $  11,025      11,804      4,095      4,409
-----------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                                (11,025)    (11,804)    (4,095)    (4,409)
-----------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number
of shares are the same):
     Shares sold                                                 581,656     400,548    129,964    206,789
-----------------------------------------------------------------------------------------------------------
     Shares issued in reinvestment of dividends                   10,426      11,349      4,148      4,279
-----------------------------------------------------------------------------------------------------------
                                                                 592,082     411,897    134,112    211,068

     Shares redeemed                                            (654,093)   (356,977)  (172,341)  (174,881)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
and total increase (decrease) in net assets                      (62,011)     54,920    (38,229)    36,187
-----------------------------------------------------------------------------------------------------------
Net assets:
Beginning of year                                                230,944     176,024    101,576     65,389
-----------------------------------------------------------------------------------------------------------

End of year                                                     $168,933     230,944     63,347    101,576
===========================================================================================================





See accompanying Notes to Financial Statements.

                                     (10)

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================


1.  DESCRIPTION OF THE FUND

Investors Cash Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers two series of shares (Portfolios) - the Government Securities Portfolio and the Treasury Portfolio.


2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.


INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


EXPENSES

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.


FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.


FEDERAL INCOME TAXES

Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.


3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .15% of average daily net assets. During the year ended March 31, 1997, the Fund paid management fees of $194,000 after an expense waiver by ZKI.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an administrative services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary administrator, the Fund pays ZKDI an annual fee of .10% of average daily net assets. For the year ended March 31, 1997, the Fund incurred administrative services fees of $294,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. ZKDI pays these firms at an annual rate ranging between
 .05% and .10% of average daily net assets. During the year ended March 31, 1997, ZKDI paid fees of $147,000 to various firms pursuant to service agreements.


                                      (11)

Investors Cash Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
================================================================================


SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $13,000 for the year ended March 31, 1997.


OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended March 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $19,000 to independent trustees.

EXPENSE WAIVER

ZKI has agreed to temporarily waive its management fee and absorb operating expenses of each Portfolio to the extent that they exceed .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, ZKI waived $248,000 of expenses during the year ended March 31, 1997.






                                      (12)


Investors Cash Trust
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


===================================================================================================================================


GOVERNMENT SECURITIES PORTFOLIO
                                                                                             Year ended March 31,
                                                                          1997          1996       1995       1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $   1.00         1.00       1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                                .05          .06        .05        .03       .03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                           $   1.00         1.00       1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               5.30%        5.74       4.74       3.00      3.12
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                                    .25%         .25        .25        .25       .38
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      5.17%        5.57       4.72       2.96      3.13
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                                    .32%         .32        .33        .43       .56
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      5.10%        5.50       4.64       2.78      2.95
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                               $168,933      230,944    176,024    129,611   129,025
===================================================================================================================================


TREASURY PORTFOLIO


                                                                                        Year ended March 31,
                                                                          1997         1996         1995      1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $    1.00      1.00         1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                                 .05       .05          .05        .03       .03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                           $    1.00      1.00         1.00       1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                5.15%     5.66         4.69       2.96      3.09
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                                     .25%      .25          .25        .23       .37
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       5.03%     5.48         4.76       2.92      2.97
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                                     .37%      .37          .39        .61       .78
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       4.91%     5.36         4.62       2.54      2.56
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                               $  63,347   101,576       65,389     28,683    20,275
===================================================================================================================================



NOTE: ZKI has agreed to temporarily waive its management fee and absorb certain operating expenses of the Portfolios.






                                      (13)

                              INVESTORS CASH TRUST

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

             Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:


             Statement of assets and liabilities--March 31, 1997.



             Statement of operations for the year ended March 31, 1997.



             Statement of changes in net assets for each of the two years in the period ended March 31, 1997.



             Portfolio of investments--March 31, 1997.


             Notes to financial statements.

        Schedules II, III, IV and V have been omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the portfolio of investments at March 31, 1997.


     (b) Exhibits


        99.b1.(a)                Amended and Restated Agreement and Declaration of Trust.(1)
        99.b1.(b)                Written Instrument Amending Agreement and Declaration of
                                 Trust.(1)
        99.b1.(c)                Written Instrument Amending Agreement and Declaration of
                                 Trust.(1)
        99.b2.                   By-Laws.(1)
        99.b3.                   Inapplicable.
        99.b4.                   Text of Share Certificate.(1)
        99.b5.                   Investment Management Agreement.(3)
        99.b6.(a)                Underwriting Agreement.(3)
        99.b6.(b)                Form of Selling Group Agreement.(1)
        99.b7.                   Inapplicable.
        99.b8.                   Custody Agreement.(1)
        99.b9.(a)                Agency Agreement.(1)
        99.b9.(b)                Supplement to Agency Agreement.(3)
        99.b9.(c)                Administration and Shareholder Services Agreement.(1)
        99.b9.(d)                Amendment to Administration and Shareholder Services
                                 Agreement.(1)
        99.b9.(e)                Assignment and Assumption Agreement.(1)
        99.b10.                  Inapplicable.
        99.b11.                  Report and Consent of Independent Auditors.
        99.b12.                  Inapplicable.
        99.b13.                  Inapplicable.
        99.b14.                  Inapplicable.
        99.b15.                  Inapplicable.
        99.b16.                  Performance Calculations.(1)
        99.b24.                  Power of Attorney.(2)
        99.b485.(b)              Representation of Counsel (Rule 485(b)).
        27.                      Financial Data Schedule.


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995.


(2) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995, except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Inapplicable


ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of July 7, 1997, there were 79 holders of record of the Government Securities Portfolio and 402 holders of record of the Treasury Portfolio.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund
Zurich Money Funds
Zurich YieldWise Money Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Chief Executive Officer and Chief Investment Officer,
     Zurich Investment Management Limited
     Trustee, Kemper Funds
     Executive Committee, ZKI Holding Corporation

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Dreman Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited

NEAL, JOHN E.
  Director, Zurich Investment Management Limited
  President, Kemper Funds Group, a unit of Zurich Kemper
  Investments, Inc.
  Director, Zurich Kemper Investments, Inc.
  Director, President, Kemper Service Company
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, ZKI Agency, Inc.
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, RespiteCare
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper Funds

TIMBERS, STEPHEN B.
  Director, Zurich Investment Management Limited
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago
  Governor, Investment Company Institute
  Director, ZKI Agency, Inc.

FERRO, DENNIS H.
  Director, Managing Director-Equities, Zurich Investment
  Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited
  Senior Vice President, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer,
  Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint
  Secretary, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

Item 28 (b)(iv) Business and Other Connections of Officers and
Directors of Zurich Investment Management, Inc., the Investment Adviser

WEISS, ROBERT D.
       Senior Managing Director, Zurich Investment Management, Inc. Executive Vice President, Zurich Kemper Investments, Inc.

ROBERTS, SCOTT A.
       Director, Senior Managing Director, Zurich Investment Management, Inc. Executive Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD M.
       Managing Director, Zurich Investment Management, Inc.
       Vice President, Zurich Kemper Investments, Inc.

CUSICK, JAMES S.
       Managing Director, Zurich Investment Management, Inc.

FINK, THOMAS M.
       Managing Director, Zurich Investment Management, Inc.
       Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
       Managing Director, Zurich Investment Management, Inc.
       Senior Vice President, Zurich Kemper Investments, Inc.

HICKMAN, JOANNE
       Managing Director, Zurich Investment Management, Inc.

KLEIN, GEORGE
       Director, Managing Director, Zurich Investment Management, Inc. Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, MARTIN
       Managing Director, Zurich Investment Management, Inc.

MOELLER, JAMES V.
       Managing Director, Zurich Investment Management, Inc.
       Senior Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
       Managing Director, Zurich Investment Management, Inc.
       First Vice President, Zurich Kemper Investments, Inc.

VINCENT, CHRISTOPHER T.
        Managing Director, Zurich Investment Management, Inc.
        Senior Vice President, Zurich Kemper Investments, Inc.

WONNACOTT, LARRY R.
        Managing Director, Zurich Investment Management, Inc.
        Senior Vice President, Zurich Kemper Investments, Inc.

DUDASIK, PATRICK H.
        Chief Financial Officer, Treasurer, Zurich Investment Management, Inc. Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
        Executive Vice President, Chief Financial Officer and Treasurer,
        Dreman Value Advisors, Inc.
        Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

MANZONI, JR., CHARLES R.
        Secretary, Zurich Investment Management, Inc.
        Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
        Vice President, Kemper Funds
        Secretary, ZKI Agency, Inc.
        Secretary, Zurich Kemper Service Company
        Secretary, Zurich Kemper Distributors, Inc.
        Secretary, ZKI Holding Corporation
        Secretary, Dreman Value Advisors, Inc.

COLLORA, PHILIP J.
        Assistant Secretary, Zurich Investment Management, Inc.
        Senior Vice President and Assistant Secretary, Zurich Kemper Investments, Inc.
        Vice President and Secretary, Kemper Funds
        Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Dreman Value Advisors, Inc.
        Assistant Secretary, ZKI Agency, Inc.

HANSKEN, PHILIP D.
        Assistant Secretary, Zurich Investment Management, Inc.
        First Vice President, Zurich Kemper Investments, Inc.
        Vice President, Zurich Kemper Distributors, Inc.

HECHT, MARC L.
        Assistant Secretary, Zurich Investment Management, Inc.
        Vice President, Zurich Kemper Investments, Inc.
        Assistant Secretary, Zurich Kemper Distributors, Inc.
        Assistant Secretary, ZKI Holding Corporation
        Assistant Secretary, ZKI Agency, Inc.
        Assistant Secretary, Dreman Value Advisors, Inc.

TEPPER, SHARYN A.
        Assistant Secretary, Zurich Investment Management, Inc.
        First Vice President, Zurich Kemper Investments, Inc.

TIMBERS, STEPHEN B.
        Director, Zurich Investment Management, Inc.
        Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
        Director, Zurich Kemper Distributors, Inc.
        Director, Chairman, Zurich Kemper Service Company
        Director, Dreman Value Advisors, Inc.
        Director, ZKI Agency, Inc.
        Director, President, Kemper International Management, Inc. Trustee and President, Kemper Funds
        Director, The LTV Corporation
        Governor, Investment Company Institute

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                             S I G N A T U R E S
                             -------------------

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 25th day of July, 1997.


                              INVESTORS CASH TRUST

                              By  /s/ Stephen Timbers
                                 -----------------------------------
                                 Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 25, 1997 on behalf of the following persons in the capacities indicated.

                  Signature                        Title
                  ---------                        -----

                  /s/ Stephen Timbers              President
          ----------------------------------       (Principal
                  Stephen B. Timbers               Executive Officer)
                                                   and Trustee

          /s/David W. Belin*                       Trustee
          ----------------------------------
          /s/Lewis A. Burnham*                     Trustee
          ----------------------------------
          /s/Donald L. Dunaway*                    Trustee
          ----------------------------------
          /s/Robert B. Hoffman*                    Trustee
          ----------------------------------
          /s/Donald R. Jones*                      Trustee
          ----------------------------------
          /s/Dominique P. Morax*                   Trustee
          ----------------------------------
          /s/Shirley D. Peterson*                  Trustee
          ----------------------------------
          /s/William P. Sommers*                   Trustee
          ----------------------------------
          /s/ Jerome Duffy                         Treasurer (Principal
          ---------------------------------        Financial and
              Jerome L. Duffy                      Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995 (except for the Power of Attorney of Dominique P. Morax which was filed with Post-Effective Amendment No. 8 to the Registration Statement of Registrant on Form N-1A filed on or about July 26,
1996).


                                        /s/ Philip Collora
                                        ---------------------------------
                                        Philip J. Collora

                               INDEX TO EXHIBITS


    Exhibits

    99.b1.(a)               Amended and Restated Agreement and Declaration of Trust.(1)
    99.b1.(b)               Written Instrument Amending Agreement and Declaration of
                            Trust.(1)
    99.b1.(c)               Written Instrument Amending Agreement and Declaration of
                            Trust.(1)

    99.b2.                  By-Laws.(1)

    99.b3.                  Inapplicable.

    99.b4.                  Text of Share Certificate.(1)

    99.b5.                  Investment Management Agreement.(3)

    99.b6.(a)               Underwriting Agreement.(3)
    99.b6.(b)               Form of Selling Group Agreement.(1)

    99.b7.                  Inapplicable.

    99.b8.                  Custody Agreement.(1)

    99.b9.(a)               Agency Agreement.(1)
    99.b9.(b)               Supplement to Agency Agreement.(3)
    99.b9.(c)               Administration and Shareholder Services Agreement.(1)
    99.b9.(d)               Amendment to Administration and Shareholder Services
                            Agreement.(1)
    99.b9.(e)               Assignment and Assumption Agreement.(1)

    99.b10.                 Inapplicable.

    99.b11.                 Report and Consent of Independent Auditors.

    99.b12.                 Inapplicable.

    99.b13.                 Inapplicable.

    99.b14.                 Inapplicable.

    99.b15.                 Inapplicable.

    99.b16.                 Performance Calculations.(1)

    99.b24.                 Power of Attorney.(2)

    99.b485.(b)             Representation of Counsel (Rule 485(b)).

        27.                 Financial Data Schedule.


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995.


(2) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Registrant on Form N-1A filed on or about July 28, 1995, except for the Power of Attorney of Dominique P. Morax, which is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Registrant on Form N-1A filed on or about July 26, 1996.



(3) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Registrant on Form N-1A filed on or about July 25, 1996.